Property, Plant And Equipment And Construction In Progress (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Components of property, plant and equipment and construction in progress

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Plant	$6,489,104	$1,346,191	$1,335,341
Furniture and Fixtures	407,859	285,562	272,029
Equipment	13,662,229	10,986,456	8,568,515
Automobiles	557,941	419,951	421,509
Less: Accumulated Depreciation	(4,259,852)	(2,708,843)	(1,632,271)
Plant and Equipment, Net	$16,857,281	$10,329,316	$8,965,123

Construction in Progress	$1,942,773	$3,055,811	$2,685,269